TRADE RECEIVABLES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	2.97%	4.00%
Top of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	5.07%	4.66%